NOTE 10 - Loans: Schedule of Movements of principal and interest (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Interest Rate 16%
Loans, Principal and Interest	$ 1,433	$ 0
Loans, Proceeds from drawing loans	1,040	1,510
Loans, Accrued interest recognized in Profit or loss	223	26
Loans, Repayment of principal and interest	(2,603)	(103)
Loans, Principal and Interest	93	1,433
Debt redemption upon issuance of convertible loan facility (*)	0
Interest Rate 20%
Loans, Principal and Interest	1,941	0
Loans, Proceeds from drawing loans	637	1,907
Loans, Accrued interest recognized in Profit or loss	449	34
Loans, Repayment of principal and interest	(2,454)	0
Loans, Principal and Interest	0	1,941
Debt redemption upon issuance of convertible loan facility (*)	(573)
Interest Rate Total
Loans, Principal and Interest	3,374	0
Loans, Proceeds from drawing loans	1,677	3,417
Loans, Accrued interest recognized in Profit or loss	672	60
Loans, Repayment of principal and interest	(5,057)	(103)
Loans, Principal and Interest	93	$ 3,374
Debt redemption upon issuance of convertible loan facility (*)	$ (573)